Related Party Transactions - Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend to Operating Entity	$ 118,507	$ 181,116	$ 977,418
Collect from Operating Entity	23,404	518,379	865,770
Lend from Operating Entity	11,626	1,025
Repaid to Operating Entity		347,428
Wenzao Huang [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend to Operating Entity	118,507	160,507	42,466
Collect from Operating Entity		1,000	40,673
Lihui Xu [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend to Operating Entity		20,609	511,225
Collect from Operating Entity	23,404	517,379
Lianken [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend from Operating Entity	911	257
Repaid to Operating Entity
Tianhua [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend from Operating Entity	911	256
Repaid to Operating Entity
Xingcan [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend from Operating Entity	912	256
Repaid to Operating Entity
Weibo [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend from Operating Entity	912	256
Repaid to Operating Entity
Xiaolong Chen [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend to Operating Entity			153,988
Collect from Operating Entity			153,988
Lend from Operating Entity	5,807
Repaid to Operating Entity
Yunjun Huang [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Lend to Operating Entity			269,739
Collect from Operating Entity			$ 671,109
Lend from Operating Entity	2,173
Repaid to Operating Entity		$ 347,428